Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events
Subsequent Events

Note 12.    Subsequent Events

The Company has evaluated subsequent events for the financial statements as of and for the year ended December 31, 2022, through March 9, 2023, the date the financial statements were issued.

The Company has further evaluated subsequent events for recognition and remeasurement purposes and for disclosure purposes as of and for the six months ended June 30, 2023, through August 11, 2023 (updated through October 20, 2023). After review and evaluation, management has concluded that there were no material subsequent events as of the date that the financial statements were available to be issued other than as noted below.

On July 21, 2023, the Company announced the closing of its previously announced business combination with Priveterra Acquisition Corp. (NASDAQ: PMGM) (“Priveterra”), a special purpose acquisition company. Upon the closing of the merger, Priveterra changed its name to “AEON Biopharma, Inc.” and transitioned the listing of its securities to the New York Stock Exchange American, where its common stock and warrants began trading on July 24, 2023, under the symbols AEON and AEON WS, respectively. The Company also announced the closing of its previously announced funding arrangements of up to $125 million. The funding includes approximately $50 million of committed financing (including $20 million of previously announced financing) from existing and new AEON investors, as well as the cash remaining in Priveterra’s trust account after redemptions. These committed financings provided the capital necessary to consummate the business combination and are expected to provide sufficient proceeds to fund the Company beyond the announcement of topline data from the Company’s Phase 2 study with ABP-450 for the preventive treatment of episodic migraine, anticipated in the fall of 2023. The balance of the $125 million in funding arrangements is in the form of certain forward purchase agreements of up to $75 million of potential financing with third-party financing providers (the timing and terms of any recoupment of such receivables (or some portion thereof, if any) are influenced by our stock price performance through the second anniversary of the Closing).

On September 18, 2023, Odeon Capital Group LLC (“Odeon”) filed a lawsuit against the Company in the Supreme Court of the State of New York, alleging that the Company failed to pay Odeon’s deferred underwriting fee of $1.25 million. Odeon claims that it served as the underwriter for Priveterra Acquisition Corp., the special purpose acquisition company with which Old AEON merged with and into in July 2023. Odeon seeks monetary damages for the full amount of its claimed underwriting fee, punitive damages, attorneys’ fees and other amounts. The Company has yet to file an answer to Odeon’s complaint.